Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (27,319,616)	$ (3,502,515)	$ (27,773,099)	$ (5,840,256)